Net Loss Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss attributable to controlling interest (in Dollars)	$ 10,194,467	$ (4,234,228)	$ (21,138,525)
Weighted average shares used in basic computation (in Shares)	5,543,118	1,444,263	509,828
Diluted effect of stock options and warrants (in Shares)
Weighted average shares used in diluted computation (in Shares)	5,543,118	1,444,263	509,828
Loss per share - Basic:
Net loss before noncontrolling interest	$ 1.84	$ (2.93)	$ (41.46)
Add: Net loss attributable to noncontrolling interest
Net loss attributable to controlling interest	1.84	(2.93)	(41.46)
Loss per share - Diluted:
Net income before noncontrolling interest	1.84	(2.93)	(41.46)
Add: Net loss attributable to noncontrolling interest
Net loss attributable to controlling interest	$ 1.84	$ (2.93)	$ (41.46)